Changes in Accounting Policies	12 Months Ended
Dec. 31, 2018
Changes in accounting policies [abstract]
Changes in accounting policies
3	Changes in accounting policies

This note explains the impact of the adoption of IFRS 9 “Financial Instruments” and IFRS 15 “Revenue from Contracts with Customers” on the Group’s financial statements and also discloses the new accounting policies that have been applied from 1 January 2018, where they are different to those applied in prior periods.

3.1	IFRS 9 “Financial Instruments”

IFRS 9, “Financial Instruments” was adopted by the Group using the modified retrospective approach. The reclassifications and the adjustments arising from the new impairment rules are therefore not reflected in the comparative information, but are recognized in the opening balance sheet on 1 January 2018.

Impact of adoption

On 1 January 2018 (the date of initial application of IFRS 9), the Group’s management has assessed which business models apply to the financial assets held by the Group and has classified its financial instruments into the appropriate IFRS 9 categories. The main effects resulting from this reclassification as at 1 January 2018 are as follows:

	FVOCI	Trade receivables	Bills receivable
	RMB’000	RMB’000	RMB’000
Closing balance 31 December 2017 – IAS 39	—	386,480	1,090,479
Reclassification from trade receivables and bills receivable to FVOCI (a)	1,399,997	(309,518)	(1,090,479)

Opening balance 1 January 2018 – IFRS 9	1,399,997	76,962	—

(a)	Reclassification from trade receivables and bills receivable to FVOCI

Certain trade receivables and bills receivable with contractual cash flows represent solely payments of principal and interest, were reclassified to FVOCI, as the Group’s business model is achieved both by collecting contractual cash flows and selling of these assets.

The fair value of these trade and bill receivables as at 1 January 2018 was approximately equivalent to the amortized cost for these assets. There was no impact on retained earnings as at 1 January 2018.

The total impact on the Group’s retained earnings as at 1 January 2018 is as follows:

RMB’000
Closing retained earnings 31 December 2017 - IAS 39	13,128,257
Adjustment to retained earnings from adoption of IFRS 9 on 1 January 2018	—

Opening retained earnings 1 January 2018 - IFRS 9	13,128,257

The Group accounts for its credit risk by appropriately providing for expected credit losses on a timely basis. In calculating the expected loss rates, the Group considers historical loss rates for each category of receivables and adjusts for forward looking macroeconomic data.

Accounting polices applied from 1 January 2018

Accounting policies applied by the Group from 1 January 2018 has been modified according to the adoption, please see Note 2.12 and Note 4.1 (b) for detail information.

3.2	IFRS 15 “Revenue from Contracts with Customers”

The Group has adopted IFRS 15, “Revenue from Contracts with Customers” by using the modified retrospective approach which means that the cumulative impact of the adoption (if any) will be recognized in retained earnings as at 1 January 2018 and that comparatives will not be restated.

Impact of adoption

The Group has adopted IFRS 15 Revenue from Contracts with Customers from 1 January 2018 which resulted in changes in accounting policies and adjustments to the amounts recognized in the financial statements. In summary, the following adjustments were made to the amounts recognized in the balance sheet at the date of initial application (1 January 2018) and at the reporting date (31 December 2018):

	IAS 18 carrying amount 31 December 2017 RMB’000	Reclassification RMB’000	IFRS 15 carrying amount 1 January 2018 RMB’000
Advance from customers	470,865	(470,865)	—
Contract liabilities	—	470,865	470,865

	IAS 18 carrying amount 31 December 2018 RMB’000	Reclassification RMB’000	IFRS 15 carrying amount 31 December 2018 RMB’000
Advance from customers	446,702	(446,702)	—
Contract liabilities	—	446,702	446,702

The contract liabilities of the Group are advance for goods from customers. Revenue amounted to RMB 465,706 thousands has been recognized in the current year relates to carried – forward contract liabilities.

The Group is principally engaged in processing crude oil into synthetic fibres, resins and plastics, intermediate petrochemicals and petroleum product. The adoption of IFRS 15 does not change revenue recognition policy of aforementioned activities.

The application of IFRS 15 results in the identification of separate performance obligations in relation to shipping service derived from oversea trading sales of the Group which affects the timing of the recognition of revenue, from point in time to overtime. The identified effect of the revenue recognition, which is subject to the requirements of IFRS 15, was immaterial to the retained earnings as at 1 January 2018.

The Group does not introduce any customer loyalty programme which is likely to be affected by the IFRS 15.

The Group does not expect to have any contracts where the period between the transfer of the promised goods to the customer and payment by the customer exceeds one year. As a consequence, the Group does not adjust any of the transaction prices for the time value of money.

The Group has elected to apply the practical expedient that contract costs incurred related to contracts with an amortization period of less than one year have been expensed as incurred. The Group also applies the practical expedient in paragraph 121 of IFRS 15 and does not disclose information about remaining performance obligations that have original expected durations of one year or less.

Except for the reclassifications of contract liabilities, there is no other line items have been significantly affected by the application of IFRS 15 as compared to IAS 18, which was in effect before the adoption of IFRS 15.

Accounting polices applied from 1 January 2018

Accounting policies applied by the Group from 1 January 2018 has been modified according to the adoption, please see Note 2.28 for detail information.